Other Current Liabilities	9 Months Ended
Mar. 31, 2023
Other Current Liabilities [Abstract]
Other current liabilities

Note 11. Other current liabilities

	As of March 31, 2023	As of June 30, 2022
Related parties	677,000	-
Loans	160,000	-
Pay As You Earn ( PAYE )	1,646	1,171
Others	32,471	-
Other current Liabilities	$871,117	$1,171